CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions		Mar. 31, 2020	Mar. 31, 2019
Current assets
Cash and cash equivalents		¥ 4,190,518	¥ 3,574,704
Time deposits		828,220	1,126,352
Marketable securities	[1]	678,731	1,127,160
Trade accounts and notes receivable, less allowance for doubtful accounts of ¥16,370 million in 2019 and ¥23,944 million in 2020		2,094,894	2,372,734
Finance receivables, net		6,614,171	6,647,771
Other receivables		564,854	568,156
Inventories		2,434,918	2,656,396
Prepaid expenses and other current assets		1,236,225	805,964
Total current assets		18,642,531	18,879,237
Noncurrent finance receivables, net		10,423,858	10,281,118
Investments and other assets
Marketable securities and other securities investments	[1]	7,348,651	7,479,926
Affiliated companies		4,123,453	3,313,723
Employees receivables		21,484	21,683
Other		1,518,934	1,275,768
Total investments and other assets		13,012,522	12,091,100
Property, plant and equipment
Land		1,346,988	1,386,308
Buildings		4,730,783	4,802,175
Machinery and equipment		11,939,121	11,857,425
Vehicles and equipment on operating leases		5,929,233	6,139,163
Construction in progress		510,963	651,713
Total property, plant and equipment, at cost		24,457,088	24,836,784
Less - Accumulated depreciation		(13,855,563)	(14,151,290)
Total property, plant and equipment, net		10,601,525	10,685,494
Total assets		52,680,436	51,936,949
Current liabilities
Short-term borrowings		5,286,026	5,344,973
Current portion of long-term debt		4,574,045	4,254,260
Accounts payable		2,434,180	2,645,984
Other payables		1,020,270	1,102,802
Accrued expenses		2,926,052	3,222,446
Income taxes payable		218,117	320,998
Other current liabilities		1,443,687	1,335,475
Total current liabilities		17,902,377	18,226,938
Long-term liabilities
Long-term debt		10,692,898	10,550,945
Accrued pension and severance costs		978,626	963,406
Deferred income taxes		1,043,169	1,014,851
Other long-term liabilities		821,515	615,599
Total long-term liabilities		13,536,208	13,144,801
Total liabilities		31,438,585	31,371,739
Mezzanine equity
Model AA Class Shares, no par value,authorized: 150,000,000 shares in 2019 and 2020;issued: 47,100,000 shares in 2019 and 2020	[2]	504,169	498,073
Toyota Motor Corporation shareholders' equity
Common stock, no par value, authorized: 10,000,000,000 shares in 2019 and 2020; issued: 3,262,997,492 shares in 2019 and 2020	[2]	397,050	397,050
Additional paid-in capital		489,334	487,162
Retained earnings		23,427,613	21,987,515
Accumulated other comprehensive income (loss)		(1,166,273)	(916,650)
Treasury stock, at cost, 430,558,325 shares in 2019 and 496,844,960 shares in 2020		(3,087,106)	(2,606,925)
Total Toyota Motor Corporation shareholders' equity		20,060,618	19,348,152
Noncontrolling interests		677,064	718,985
Total shareholders' equity		20,737,682	20,067,137
Commitments and contingencies
Total liabilities, mezzanine equity and shareholders' equity		¥ 52,680,436	¥ 51,936,949

[1]	Marketable securities and Marketable securities and other securities investments for the fiscal year ended March 31, 2020 include securities loaned of ¥156,051 million and ¥2,061,295 million, respectively.
[2]	The total number of authorized shares for common stock and Model AA Class Shares is 10,000,000,000 shares.